Shared-based Compensation (Stock Option Assumption) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Average expected term (years)	4 years	5 years	5 years
Risk-free interest rate	1.30%	0.80%	0.90%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	32.00%	33.00%	33.00%